Property and Equipment - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Allocation of depreciation expense	$ 41,409	$ 41,109	$ 151,873	$ 176,649
PH Pharma Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Allocation of depreciation expense	$ 41,409	$ 41,109	$ 151,873	$ 176,649